SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
SEGMENT INFORMATION
SEGMENT INFORMATION

6.      SEGMENT INFORMATION

Management (chief operating decision maker) analyzes and reviews results of the Group’s operating segments separately based on the nature of products and services, regulatory environments and geographic areas. MTS Group’s management evaluates the segments’ performance of each segment based on revenue and operating profit, excluding depreciation and amortization. Management does not analyze assets or liabilities by reportable segments.

The Group identified the following reportable segments:

Russia Convergent: represents the results of mobile and fixed line operations, which encompasses services rendered to customers across the regions of Russia, including voice and data services, transmission, broadband, pay-TV and various value-added services and retail operations.

Moscow fixed line: represents the results of fixed line operations carried out in Moscow by the Group’s subsidiary MGTS. MGTS is the only licensed public switched telephone network ("PSTN") operator in Moscow and is considered a natural monopoly under Russian antimonopoly regulations. Consequently, a substantial part of the services provided by MGTS are subject to governmental regulation.

Ukraine: represents the results of mobile and fixed line operations carried out across multiple regions of Ukraine.

MTS Bank: represents the results of banking services rendered to customers across regions of Russia.

The “Other” category does not constitute a reportable segment. It includes the results of a number of other operating segments that do not meet the quantitative thresholds for separate reporting, such as Turkmenistan, Armenia, System Integrator, Satellite TV and others.

In 2017, the management has started to assess Russia Convergent, NVision Czech Republic, Stream, Navigation Information Systems and Metro-Telecom separately to monitor the results and make funding decisions on this basis, and thus has presented them separately. Related financial information was, retrospectively, restated.

The intercompany eliminations presented below primarily consist of sales transactions between segments conducted under the normal course of operations.

Financial information by reportable segments is presented below:

Year ended December 31, 2018:

	Russia	Moscow		MTS			HQ and
	Convergent	fixed line	Ukraine	Bank	Total	Other	elimination	Consolidated
Revenue
External customers	386,838	34,348	28,826	11,313	461,325	19,550	(582)	480,293
Intersegment	6,258	4,498	891	538	12,185	12,780	(24,965)	—
Total revenue	393,096	38,846	29,717	11,851	473,510	32,330	(25,547)	480,293
Operating profit	106,296	12,695	6,658	1,291	126,940	1,072	(11,827)	116,185
Depreciation and amortization	(82,457)	(10,867)	(9,346)	(547)	(103,217)	(3,620)	2,249	(104,588)
Other disclosure:
Capital expenditures	67,863	6,306	15,151	683	90,003	13,596	—	103,599

Year ended December 31, 2017:

	Russia	Moscow				HQ and
	Convergent	fixed line	Ukraine	Total	Other	elimination	Consolidated
Revenue
External customers	365,846	34,350	24,992	425,188	17,618	105	442,911
Intersegment	5,136	4,683	1,111	10,930	12,785	(23,715)	—
Total revenue	370,982	39,033	26,103	436,118	30,403	(23,610)	442,911
Operating profit	93,821	8,801	5,258	107,880	(871)	(10,909)	96,100
Depreciation and amortization	59,942	10,642	6,106	76,690	3,481	(259)	79,912
Other disclosure:
Capital expenditures	65,790	7,403	10,573	83,766	2,392	—	86,158

Year ended December 31, 2016:

	Russia	Moscow				HQ and
	Convergent	fixed line	Ukraine	Total	Other	elimination	Consolidated
Revenue
External customers	355,056	34,796	27,026	416,878	18,689	125	435,692
Intersegment	4,849	4,871	2,161	11,881	14,423	(26,304)	—
Total revenue	359,905	39,667	29,187	428,759	33,112	(26,179)	435,692
Operating profit	81,484	10,850	3,599	95,933	3,523	(11,787)	87,669
Depreciation and amortization	60,087	10,900	6,304	77,291	4,395	(104)	81,582
Other disclosure:
Capital expenditures	61,208	7,316	7,666	76,190	3,995	—	80,185

The consolidated operating profit is reconciled to the consolidated profit before tax on the face of the consolidated statement of profit or loss.

Financial information by geographic area is presented below:

	For the year ended December 31,
Revenue	2018	2017	2016
Russia	440,899	405,365	392,764
Other	39,394	37,546	42,928
Total revenue	480,293	442,911	435,692

	As of	As of
	December 31,	December 31,
Non-current assets(1)	2018	2017
Russia	357,361	339,693
Other	54,151	37,048
Total non-current assets:	411,512	376,741
(1)	Comprises property, plant and equipment, goodwill and other intangible assets.

Revenues from external customers and non-current assets are allocated to individual countries based on location of operations. No single customer represents 10% or more of the consolidated revenue.

Disaggregation of revenue:

Year ended	Russia	Moscow					HQ and
December 31, 2018:	Convergent	fixed line	Ukraine	MTS Bank	Total	Other	elimination	Consolidated
Revenue
Mobile services	304,049	1,487	27,951	—	333,487	6,663	104	340,254
Fixed line services	22,939	32,739	241	—	55,919	377	—	56,296
Finance services	—	—	—	11,313	11,313	—	240	11,553
Integration services	444	5	—	—	449	1,089	—	1,538
Sales of goods	59,406	117	634	—	60,157	10,172	(926)	69,403
Other services	—	—	—	—	—	1,249	—	1,249
External Customers	386,838	34,348	28,826	11,313	461,325	19,550	(582)	480,293
Intersegment	6,258	4,498	891	538	12,185	12,780	(24,965)	—
Total revenue	393,096	38,846	29,717	11,851	473,510	32,330	(25,547)	480,293
Thereof:
Recognised over time	327,432	34,231	28,192	11,313	401,168	9,378	(582)	409,964
Recognised at point of time	59,406	117	634	—	60,157	10,172	—	70,329
	386,838	34,348	28,826	11,313	461,325	19,550	(582)	480,293

Year ended	Russia	Moscow					HQ and
December 31, 2017:	Convergent	fixed line	Ukraine	MTS Bank	Total	Other	elimination	Consolidated
Revenue
Mobile services	297,273	798	24,722	—	322,793	10,237	105	333,135
Fixed line services	22,358	33,453	208	—	56,019	353	—	56,372
Finance services	—	—	—	—	—	—	—	—
Integration services	191	—	—	—	191	1,062	—	1,253
Sales of goods	46,024	99	62	—	46,185	5,966	—	52,151
Other services	—	—	—	—	—	—	—	—
External Customers	365,846	34,350	24,992	—	425,188	17,618	105	442,911
Intersegment	5,136	4,683	1,111	—	10,930	12,785	(23,715)	—
Total revenue	370,982	39,033	26,103	—	436,118	30,403	(23,610)	442,911
Thereof:
Recognised over time	319,822	34,251	24,930	—	379,003	11,652	105	390,760
Recognised at point of time	46,024	99	62	—	46,185	5,966	—	52,151
	365,846	34,350	24,992	—	425,188	17,618	105	442,911

Year ended	Russia	Moscow					HQ and
December 31, 2016:	Convergent	fixed line	Ukraine	MTS Bank	Total	Other	elimination	Consolidated
Revenue
Mobile services	288,547	425	26,724	—	315,696	12,395	125	328,216
Fixed line services	21,685	34,346	243	—	56,274	284	—	56,558
Finance services	—	—	—	—	—	—	—	—
Integration services	185	—	—	—	185	1,527	—	1,712
Sales of goods	44,639	25	59	—	44,723	4,483	—	49,206
Other services	—	—	—	—	—	—	—	—
External Customers	355,056	34,796	27,026	—	416,878	18,689	125	435,692
Intersegment	4,849	4,871	2,161	—	11,881	14,423	(26,304)	—
Total revenue	359,905	39,667	29,187	—	428,759	33,112	(26,179)	435,692
Thereof:
Recognised over time	310,417	34,771	26,967	—	372,155	14,206	125	386,486
Recognised at point of time	44,639	25	59	—	44,723	4,483	—	49,206
	355,056	34,796	27,026	—	416,878	18,689	125	435,692